Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Nov. 30, 2023	May 31, 2023	Aug. 31, 2022	Aug. 30, 2022	May 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized	5,000	5,000			5,000
Common stock, par value	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized	1,750,000	1,750,000	1,350,000	1,000,000	1,750,000
Common stock, shares issued	971,729	919,053			720,028
Common stock, shares outstanding	971,286	918,610			719,585
Treasury stock, shares	443	443			443
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized	400	400			400
Preferred stock, shares issued	19	19			19
Preferred stock, shares outstanding	19	19			19
Series C Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized	8	8			8
Preferred stock, shares issued	6	6			7
Preferred stock, shares outstanding	6	6			7
Series D Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized	12	12			12
Preferred stock, shares issued	9	9			9
Preferred stock, shares outstanding	9	9			9